Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents.
Schedule of cash and cash equivalents

	December 31	December 31
($ millions)	2025	2024
Cash	3 581	3 141
Cash equivalents	69	343
	3 650	3 484